Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Accounting Standards
Accounting Standards
The consolidated financial statements have been prepared in accordance with United States of America generally accepted accounting principles (“U.S. GAAP”) to reflect the financial position and results of operations of the Sohu Group.

Use of Estimates
Use of Estimates
The preparation of these financial statements requires the Sohu Group to make estimates and judgments that affect the reported amounts of assets, liabilities, revenues, costs and expenses, and related disclosures. On an on-going
basis, the Group evaluates its estimates based on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates under different assumptions or conditions. Identified below are the accounting policies that reflect the Group’s most significant estimates and judgments, and those that the Group believes are the most critical to fully understanding and evaluating its consolidated financial statements.

Basis of Consolidation and Recognition of Noncontrolling Interest
Basis of Consolidation and Recognition of Noncontrolling Interest
The Sohu Group’s consolidated financial statements include the accounts of the Company and its subsidiaries and consolidated VIEs. All intra-Group transactions are eliminated except for revenues and expenses arising from intra-Group transactions that are considered to continue after the disposal of the discontinued operations. In the consolidated statements of comprehensive income, results from discontinued operations are reported separately from income and expenses from continuing operations and prior periods are presented on a comparative basis.
Discontinued operations
A component of a reporting entity or a group of components of a reporting entity that are disposed of or meet the criteria to be classified as held for sale should be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results. Discontinued operations are reported when a component of an entity comprising operations and cash flows that can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the entity is classified as held for disposal or has been disposed of, if the component either (1) represents a strategic shift or (2) has a major impact on an entity’s financial results and operations. In the statement of financial position, the assets and liabilities of the discontinued operation are presented separately in the asset and liability sections, respectively, of the statement of financial position and prior periods are presented on a comparative basis. In the consolidated statements of comprehensive income, results from discontinued operations are reported separately from the income and expenses from continuing operations and prior periods are presented on a comparative basis. Cash flows for discontinued operations are presented separately in the consolidated statements of cash flows. In order to present the financial effects of the continuing operations and discontinued operations, revenues and expenses arising from intra-Group transactions are eliminated except for those revenues and expenses that are considered to continue after the disposal of the discontinued operations.
VIE Consolidation
Under ASC 810, if an entity has (i) the power to direct the activities of a VIE that most significantly affect the VIE’s economic performance and (ii) the right to receive economic benefits from the VIE that could be significant to the VIE, then such entity will be considered as holding a controlling financial interest in the VIE, which will make such entity a primary beneficiary of, and will require such entity to consolidate, the VIE. The VIEs through which the Sohu Group conducts a substantial portion of its business operations are wholly owned, directly or indirectly, by certain employees of the Sohu Group as nominee shareholders. For those VIEs with which the Sohu Group has contractual arrangements and with their nominee shareholders, management made evaluations of the relationships between the Sohu Group and such VIEs and the economic benefit flow of such contractual arrangements with such VIEs. In connection with such evaluation, management also took into account the fact that, as a result of such contractual arrangements, the Sohu Group controls 100% of the nominee shareholders’ voting interests in such VIEs and the fact that any such VIE, if it has one or more wholly-owned subsidiaries that are also VIEs that the Sohu Group consolidates, holds and controls 100% of the shareholder’s voting interests in such subsidiary or subsidiaries even if any such subsidiary itself is not a party to any VIE contract with the Sohu Group. As a result of such evaluation, management concluded that the Sohu Group holds a controlling financial interest in all of the VIEs that it consolidates because the Sohu Group has the power to direct the activities of such VIEs that most significantly affect their economic performances and the right to receive economic benefits that could be significant to such VIEs and that, therefore, the Sohu Group is the primary beneficiary of, and is required under ASC 810 to consolidate, all of such VIEs.
Noncontrolling Interest Recognition
Noncontrolling interests are recognized to reflect the portion of the equity of subsidiaries and VIEs which is not attributable, directly or indirectly, to the controlling shareholders. Prior to the completion of the Changyou Merger on April 17, 2020, the noncontrolling interests in the Sohu Group’s consolidated financial statements primarily consisted of noncontrolling interests for Changyou and Sogou and, following the completion of the Changyou Merger and prior to the completion of the Tencent/Sohu Sogou Share Purchase, consisted of noncontrolling interests for Sogou.
Noncontrolling Interest for Changyou
Prio
r to the completion of the Changyou Merger on April 17, 2020, the Company consolidated Changyou in its consolidated financial statements, and also recognized noncontrolling interest reflecting the economic interest in Changyou held by Changyou noncontrolling shareholders. Changyou’s net income/(loss) attributable to the Changyou noncontrolling shareholders is recorded as noncontrolling interest in the Sohu Group’s consolidated statements of comprehensive income, based on the noncontrolling shareholders’ share of the economic interest in Changyou. Changyou’s cumulative results of operations attributable to the Changyou noncontrolling shareholders, along with changes in shareholders’ equity, adjustment for share-based compensation expense in relation to those share-based awards which are unvested and vested but not yet settled and adjustment for changes in the Company’s ownership in Changyou, are recorded as noncontrolling interest in the Sohu Group’s consolidated balance sheets. As a result of the completion of Sohu’s acquisition of the noncontrolling interests in Changyou on April 17, 2020, the Company beneficially holds and controls 100% of the combined total of Changyou’s outstanding ordinary shares and 100% of the total voting power in Changyou. The Company consolidates Changyou in its consolidated financial statements, and no noncontrolling interests are recognized except for noncontrolling interests reflecting economic interests in Changyou’s subsidiaries held by shareholders other than Changyou.

Noncontrolling Interest for Sogou
Prior to the completion of the Tencent/Sohu Sogou Share Purchase on September 23, 2021, as Sogou’s controlling shareholder, the Company consolidated Sogou in its consolidated financial statements as discontinued operations, and recognized noncontrolling interest reflecting economic interests in Sogou held by Sogou noncontrolling shareholders. Sogou’s net income/(loss) attributable to the Sogou noncontrolling shareholders is recorded as net income/(loss) from discontinued operations attributable to the noncontrolling shareholders in the Company’s consolidated statements of comprehensive income, based on the noncontrolling shareholders’ share of the economic interest in Sogou. Sogou’s cumulative results of operations attributable to the Sogou noncontrolling shareholders, along with changes in shareholders’ equity and adjustment for share-based compensation expense in relation to share-based awards that were unvested and vested but not yet settled and adjustment for changes in the Company’s ownership in Sogou, were recorded as noncontrolling interest in the Sohu Group’s consolidated balance sheets. As a result of the completion of the Tencent/Sohu Sogou Share Purchase, the Company no longer has any beneficial ownership interest in Sogou.
Segment Reporting
The Sohu Group’s segments are business units that offer different services and are reviewed separately by the chief operating decision maker (the “CODM”) in deciding how to allocate resources and in assessing performance. The Group’s CODM is the Company’s Chief Executive Officer.

Revenue Recognition
Revenue Recognition
Under ASC 606, revenues are recognized when control of the promised goods or services is transferred to the Group’s customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services. The recognition of revenues involves certain management judgments, including the estimation of the fair value of an advertising-for-advertising
barter transaction, volume-based sales rebates, estimated lives of virtual items purchased by game players, and allocation of upfront license fees for licensed-out
games between license and post-sale services. The Group does not believe that significant management judgments are involved in revenue recognition, but the amount and timing of the Group’s revenues could be different for any period if management made different judgments or utilized different estimates.

The following table presents the Group’s revenues disaggregated by products and services:

	Year Ended December 31, 2020 (in thousands)
	Sohu	Changyou	Total

Brand advertising:
Sohu Media Portal	$86,293	0	86,293
Sohu Video	25,312	0	25,312
Focus	23,281	0	23,281
17173.com Website	0	11,640	11,640
Online games:
PC games	0	353,737	353,737
Mobile games	0	182,947	182,947
Others	66,658	22	66,680

Total	$201,544	548,346	749,890

	Year Ended December 31, 2021 (in thousands)
	Sohu	Changyou	Total

Brand advertising:
Sohu Media Portal	$75,408	0	75,408
Sohu Video	26,803	0	26,803
Focus	22,013	0	22,013
17173.com Website	0	10,743	10,743
Online games:
PC games	0	469,332	469,332
Mobile games	0	168,893	168,893
Others	62,382	2	62,384

Total	$186,606	648,970	835,576

	Year Ended December 31, 2022 (in thousands)
	Sohu	Changyou	Total

Brand advertising:
Sohu Media Portal	$60,789	0	60,789
Sohu Video	19,620	0	19,620
Focus	15,962	0	15,962
17173.com Website	0	6,862	6,862
Online games:
PC games	0	425,744	425,744
Mobile games	0	159,680	159,680
Others	45,215	0	45,215

Total	$141,586	592,286	733,872

Brand Advertising Revenues
Brand advertising revenues are generated from brand advertising services. Certain customers may receive sales rebates, which are accounted for as variable consideration. The Group estimates the annual expected revenue volume from each agent with reference to its historical results. The Group recognizes revenue for the amount of fees it receives from its advertisers, after deducting sales rebates and net of value-added tax (“VAT”).
Brand Advertising Revenues
Revenue Recognition of Multiple Performance Obligations
The Group’s contracts with customers may include multiple performance obligations. For such arrangements, the Group allocates revenues to each performance obligation based on its relative standalone selling price. The Group generally determines the standalone selling price of each distinct performance obligation based on the prices charged to customers when sold on a standalone basis. Where a standalone selling price is not directly observable, the Group generally estimates the selling price based on the prices at which performance obligations of a similar nature and geography are charged to customers. Most of such contracts have all performance obligations completed within the same quarter.
Pricing Model
Through mobile devices and PCs, the Group provides advertisement placements to its advertisers on different Internet platforms and in different formats. Currently the Group has three main types of pricing models, consisting of the Fixed Price model, the Cost Per Impression (“CPM”) model and the Cost Per Click (“CPC”) model.

(i)	Fixed Price model
Under the Fixed Price model, a contract is signed to establish a fixed price for the advertising services to be provided. Given that the advertisers benefit from displayed advertisements evenly over the period the advertisements are displayed, the Group recognizes revenue on a straight-line basis over the period of display, provided all revenue recognition criteria have been met.

(ii)	CPM model
Under the CPM model, the unit price for each qualifying display is fixed and stated in the contract with the advertiser. A qualifying display is defined as the appearance of an advertisement, where the advertisement meets criteria specified in the contract. Given that the fees are priced consistently throughout the contract and the unit prices are fixed in accordance with the Group’s pricing practices for similar advertisers, the Group recognizes revenue based on the fixed unit prices and the number of qualifying displays upon their occurrence, provided all revenue recognition criteria have been met.

(iii)	CPC model
Under the CPC model, there is no fixed price for advertising services stated in the contract with the advertiser and the unit price for each click is auction-based. The Group charges advertisers on a per-click
basis, when the users click on the advertisements. Given that the fees are priced consistently throughout the contract and the unit prices are fixed in accordance with the Group’s pricing practices for similar advertisers, the Group recognizes revenue based on qualifying clicks and unit prices upon the occurrence of the clicks, provided all revenue recognition criteria have been met.
Online Game Revenues
Changyou’s online game revenues are generated primarily from its self-operated and licensed-out
PC games and mobile games. All of Changyou’s games are operated under the item-based revenue model, where the basic game play functions are free of charge and players are charged for purchases of in-game
virtual items, including those with a predetermined expiration time and perpetual virtual items.
Changyou is the principal of its self-operated games. Changyou hosts the games on its own servers and is responsible for the sale and marketing of the games as well as customer service. Accordingly, revenues are recorded gross of revenue sharing-payments to third-party developers and/or mobile APP stores, but net of VAT and discounts to game card distributors where applicable. Changyou obtains revenues from the sale of in-game
virtual items. Revenues are recognized over time for virtual items with estimated lives and upon use for items that are consumed immediately. If different assumptions were used in deriving the estimated lives of the virtual items, the timing of the recording of the revenues would be impacted.
PC Games
Proceeds from Changyou’s self-operated PC games are collected from players and third-party game card distributors through sales of Changyou’s game points on its online payment platform and prepaid game cards.
Changyou’s self-operated PC games are either developed in house or licensed from third-party developers. For licensed PC games, Changyou remits a pre-agreed
percentage of the proceeds to the third-party developers, and keeps the balance, pursuant to revenue-sharing agreements. Such revenue-sharing amounts paid to third-party developers are recorded in Changyou’s cost of revenues.
Mobile Games
Self-operated Mobile Games
For self-operated mobile games, Changyou sells game points to its game players via third-party mobile APP stores. The mobile APP stores in turn pay Changyou proceeds after deducting their share of pre-agreed
revenue-sharing amounts.
Changyou’s self-operated mobile games are either developed in house or licensed from or jointly developed with third-party developers. For licensed and jointly-developed mobile games, Changyou remits a pre-agreed
percentage of the proceeds to the third-party developers, and keeps the balance, pursuant to revenue-sharing agreements. Such revenue-sharing amounts paid to mobile application stores and third-party developers are included in Changyou’s cost of revenues.
Licensed Out Mobile Games
Changyou also authorizes third parties to operate its mobile games. Licensed out games include mobile games developed in house, such as Changyou’s mobile game Legacy TLBB Mobile, and mobile games jointly developed with third-party developers. Changyou receives monthly revenue-based royalty payments from the third-party licensee operators. Changyou receives additional up-front
license fees from certain third-party licensee operators who are entitled to an exclusive right to operate Changyou’s games in specified geographic areas. Since Changyou is obligated to provide post-sale services (“PCS”), the initial license fees are allocated between the license and PCS based on relative standalone selling prices. The amount allocated to the license is recognized as revenue upon the commencement of the license period, given that Changyou’s intellectual property rights subject to the license are considered to be functional and the licensee has the right to use such intellectual property rights as they exist at the point when the license is granted, and the amount allocated to PCS is recognized as revenue ratably over the license period. Monthly revenue-based royalty payments are recognized when the relevant services are delivered, provided that collectability is reasonably assured. Changyou views the third-party licensee operators as Changyou’s customers and recognizes revenues on a net basis, as Changyou does not have the primary responsibility for fulfillment and acceptability of the game services.

Other Revenues
Other revenues consist primarily of revenues from paid subscription services, interactive broadcasting services, and revenue sharing from other platforms.
Contract Balances
Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represent amounts invoiced and revenue recognized prior to invoicing, when the Group has satisfied its performance obligations and has the unconditional right to payment. The allowance for credit losses is estimated based upon the Group’s assessment of various factors, including past collection experience and consideration of current and future economic conditions and other factors that may affect the Group’s customers’ ability to pay. Contract assets as of December 31, 2022 were not material. The allowance for credit losses was
$
13.9
million and $
12.4

million, respectively, as of December 31, 2022 and 2021
.
Contract liabilities are presented as receipts in advance and deferred revenue on the consolidated balance sheets of the Group.
Receipts in advance and deferred revenue relate to unsatisfied performance obligations at the end of the period and primarily consist of fees received from game players in the online game business and from advertisers in the brand advertising business. Due to the generally short-term duration of the contracts, the majority of the performance obligations are satisfied in the following reporting period. The amount of revenue recognized that was included in the receipts in advance and deferred revenue balance at the beginning of the period was
$
47.0
million for the year ended December 31,
2022
.
There was no significant change in the contract assets and contract liability balances during 2022.
Revenue recognized in 2022 from performance obligations related to prior years was not material.
Practical Expedients
The Group has used the following practical expedients as allowed under ASC 606:
(i)    The transaction price allocated to performance obligations that are unsatisfied or partially unsatisfied has not been disclosed, as substantially all of the Group’s contracts have a duration of one year or less.
(ii)    Payment terms and conditions vary by contract type, although terms generally include a requirement of prepayment or payment within one year or less. In instances where the timing of revenue recognition differs from the timing of invoicing, the Group has determined that its contracts generally do not include a significant financing component.
(iii)    The Group applied the portfolio approach in determining the commencement date of consumption and the estimated lives of virtual items for the recognition of games revenue, given that the effect of applying a portfolio approach to a group game players’ behaviors would not differ materially from considering each one of them individually.
(iv)    The Group generally expenses sales commissions when incurred because the amortization period would be one year or less. These costs are recorded within sales and marketing expenses.

Cost of Revenues
Cost of Revenues
Cost of Brand Advertising Revenues
Cost of brand advertising revenues mainly consists of salary and benefits expenses, content and license costs, and costs incurred for related content marketing campaigns. For self-developed video content, production costs incurred in excess of the amount of revenue contracted for are expensed as incurred.
Cost of Online Game Revenues
Cost of online game revenues mainly consists of revenue-sharing payments, bandwidth service costs, salary and benefits expenses, and content and license costs.
Cost of Other Revenues
Cost of other revenues mainly consists of revenue-sharing payments related to paid subscription services, content and license costs related to paid subscription services, and revenue-sharing payments related to interactive broadcasting services.

Product Development Expenses
Product Development Expenses
Product development expenses mainly consist of salary and benefits expenses, content and license costs, depreciation and amortization expenses, professional fees, and facilities expenses. These expenses are incurred for the enhancement and maintenance of the Sohu Group’s Internet platforms as well as for its products and services. The development costs of online games are expensed as incurred, including the development costs of online games prior to the establishment of technological feasibility and maintenance costs after the online games are available for marketing.

Sales and Marketing Expenses
Sales and Marketing Expenses
Sales and marketing expenses mainly consist of advertising and promotional expenses, salary and benefits expenses, travel and entertainment expenses, and professional fees. Advertising and promotional expenses generally represent the expenses of promotions to create or stimulate a positive image of the Sohu Group or a desire to subscribe for the Group’s products and services. Advertising and promotional expenses are expensed as incurred.

General and Administrative Expenses
General and Administrative Expenses
General and administrative expenses mainly consist of salary and benefits expenses, professional fees, facilities expenses, share-based compensation expense, and travel and entertainment expenses.

Share-based Compensation Expense
Share-based Compensation Expense
Sohu (excluding Fox Video Limited (“Fox Video,” which was referred to in the Company’s previous annual reports on Form 20-F as “Sohu Video”) and Changyou have incentive plans, and Fox Video before January 4, 2022 had an incentive plan, for the granting of share-based awards, including share options and restricted share units, to members of the boards of directors, management and other key employees.
For share-based awards for which a grant date has occurred, share-based compensation expense is recognized as costs and expenses in the consolidated statements of comprehensive income based on the fair value of the related share-based awards on their grant dates. For share-based awards for which the service inception date precedes the grant date, share-based compensation expense is recognized as costs and expenses in the consolidated statements of comprehensive income beginning on the service inception date and is re-measured
on each subsequent reporting date before the grant date, based on the estimated fair value of the related share-based awards. Share-based compensation expense is charged to shareholders’ equity or noncontrolling interest in the consolidated balance sheets. The assumptions used in share-based compensation expense recognition represent management’s best estimates, but these estimates involve inherent uncertainties and the application of management judgment. If factors change or different assumptions are used, the Group’s share-based compensation expense could be materially different for any period. Moreover, the estimates of fair value are not intended to predict actual future events or the value that ultimately will be realized by employees who receive equity awards.
After the
 completion of the Changyou Merger, the board of directors of the Company (the “Sohu Board”) approved a modification plan for the granted but unvested share options under the Changyou 2014 Share Incentive Plan and the Changyou 2019 Share Incentive Plan (the “Changyou Plans’ Modification”). After the Changyou Plans’ Modification, liability is
accrued over the service period based on a fixed price of $
5.39
per Changyou Class A ordinary share, which equals the Changyou Merger consideration of $
5.40
per Changyou Class A ordinary share minus the
per-share
exercise price of $
0.01
of such options. No subsequent fair value
re-measurement
will be made given the awards are obligations based on a fixed amount of $
5.39
per Changyou Class A ordinary share.
Sohu (excluding Fox Video) and Changyou Share-based Awards
Sohu (excluding Fox Video) Share-based Awards
In determining the fair value of share options granted by Sohu (excluding Fox Video) as share-based awards, the public market price of the underlying shares at each reporting date was used, and a binomial valuation model was applied. In determining the fair value of restricted share units granted, the public market price of the underlying shares on the grant dates was applied.
Up
on the dissolution of Sohu.com Inc. on May 31, 2018, Sohu.com Limited assumed all then existing obligations of Sohu.com Inc. with respect to equity incentive awards that had been granted under Sohu.com Inc.’s Amended and Restated 2010 Stock Incentive Plan (the “Sohu 2010 Stock Incentive Plan”) and remained outstanding, and such awards were converted into the right to receive upon exercise or settlement Sohu.com Limited’s ordinary shares under the Sohu.com Limited 2018 Share Incentive Plan (the “Sohu 2018 Share Incentive Plan”) rather than shares of the common stock of Sohu.com Inc., subject to the other terms of such outstanding awards. Options for the purchase of Sohu.com Limited’s ordinary shares, including options converted from those contractually granted under the Sohu 2010 Stock Incentive Plan, are subject to vesting in four equal installments over a period of four years, with each installment vesting upon satisfaction of a service period requirement and certain subjective performance targets.

Under ASC
718-10-25,
no grant date can be established until a mutual understanding is reached between Sohu and the recipients clarifying the subjective performance requirements. In accordance with ASC
718-10-55,
as the service inception date preceded the grant date, compensation expense was accrued beginning on the service inception date and will be re-measured
on each subsequent reporting date before the grant date is established, based on the then-current fair value of the awards. The estimate of the awards’ fair values will be fixed in the period in which the grant date occurs, and cumulative compensation expense will be adjusted based on the fair value at the grant date.
Changyou Share-based Awards
Optio
ns for the purchase of Changyou Class A ordinary shares contractually granted under the Changyou 2014 Share Incentive Plan and the Changyou 2019 Share Incentive Plan are subject to vesting in four equal installments over a period of four years, with each installment vesting upon satisfaction of a service period requirement and certain subjective performance targets. Under ASC
718-10-25,
no grant date can be established until a mutual understanding is reached between Changyou and the recipients clarifying the subjective performance requirements. In accordance with ASC
718-10-55,
as the service inception date preceded the grant date, compensation expense was accrued beginning on the service inception date and will be re-measured
on each subsequent reporting date before the grant date is established, based on the then-current fair value of the awards. The estimates of the awards’ fair values will be fixed in the period in which the grant date occurs, and cumulative compensation expense will be adjusted based on the fair values at the grant date. In determining the fair values of Changyou share options granted, the public market price of the underlying shares at each reporting date was used, and a binomial valuation model was applied.
After the Changyou Plans’ Modification, a portion of the share options previously granted under the Changyou 2014 Share Incentive Plan that became vested after the completion of the Changyou Merger were settled by Changyou at a fixed price of $5.39 per Changyou Class A ordinary share, which equals the Changyou Merger consideration of $5.40 per Changyou Class A ordinary share minus the per-share
exercise price of $0.01 of such options. None of the remaining share options granted under the Changyou 2014 Share Incentive Plan that became vested after the completion of the Changyou Merger or that become vested in the future, and none of the share options granted under the Changyou 2019 Share Incentive Plan, will be exercisable, but can only be repurchased by Changyou at a fixed price of $5.39 per Changyou Class A ordinary share underlying such vested share options upon termination of the option holders’ employment or upon approval of the Chairman of the Sohu Board. As a result of the Changyou Plans’ Modification, share-based compensation expense is
accrued over the service period based on the fixed price of $5.39 per Changyou Class A ordinary share. No subsequent fair value re-measurement
will be made, given that the award is an obligation based on a fixed amount of $5.39 per Changyou Class A ordinary share.
As of December 31, 2022, 6,826,000 of these Changyou share options had been granted and had become vested on their respective vesting dates, as a mutual understanding of the subjective performance targets had been reached between Changyou and the recipients, the targets had been satisfied, and the service period requirements had been fulfilled. Cumulative share-based compensation expense of $27.8 million was accrued based on the fixed price of $5.39 per Changyou Class A ordinary share.
Compensation Expense Recognition
For options and restricted share units granted with respect to Sohu (excluding Fox Video) shares and Changyou shares, compensation expense is recognized on a graded vesting method upon the requisite service period and certain subjective performance targets being met. The number of share-based awards for which the service is not expected to be rendered over the requisite period is estimated, and no compensation expense is recorded for the number of awards so estimated.
Fox Video Share-based Awards
On January 4, 2012, Fox Video, a Cayman Islands company that was wholly owned by Sohu.com Limited and before June 16, 2022 was the Offshore holding entity of the Sohu Group’s online video business, adopted a 2011 Share Incentive Plan (the “Fox Video Share Incentive Plan,” which was referred to in the Company’s previous annual reports on Form 20-F as the “Sohu Video Share Incentive Plan”). The Fox Video Share Incentive Plan provided for the issuance of up to 25,000,000
ordinary shares of Fox Video (representing approximately
10%
of the outstanding Fox Video ordinary shares on a fully-diluted basis) to management and key employees of the online video business and to Sohu management. The maximum term of any share-based award granted under the Fox Video Share Incentive Plan was ten years
from the grant date. The Fox Video Share Incentive Plan expired on January 4, 2022
.

A
s of December 31, 2022, grants of options for the purchase of 16,368,200 ordinary shares of Fox Video had been contractually made and were subject to vesting in four equal installments,
with each installment vesting upon a service period requirement, as well as specified performance targets for the corresponding period, being met. As of December 31, 2022, options for the purchase of
4,972,800
Fox Video ordinary shares had vested.

For purposes of ASC 718-10-25, no grant date had occurred as of December 31, 2022, because the broader terms and conditions of the option awards had neither been finalized nor mutually agreed upon with the recipients. In accordance with ASC 718-10-55, the Group’s management determined that the service inception date with respect to the vested option awards for the purchase of
4,972,800

shares had preceded the grant date. Therefore, the Group recognized compensation expense for those vested Fox Video share-based awards and re-measured
the compensation expense on each subsequent reporting date based on the then-current fair values of these vested awards.
On June 16, 2022, Fox Video (HK) Limited (“Video HK”), a wholly-owned subsidiary of Fox Video, transferred all of its equity interests in Video Tianjin to AmazGame, and Fox Video was dissolved on March 9, 2023. As a result, Fox Video is no longer the Offshore holding entity of the Sohu Group’s online video business and there are no longer any options for the purchase of Fox Video ordinary shares under the Fox Video Share Incentive Plan.

Taxation
Taxation
Chinese Mainland Income Tax
Income taxes are accounted for using an asset and liability approach which requires the recognition of income taxes payable or refundable for the current year and deferred tax liabilities and assets for the future tax consequences of events that have been recognized in the Group’s financial statements or tax returns. Deferred income taxes are determined based on the differences between the accounting basis and the tax basis of assets and liabilities and are measured using the currently enacted tax rates and laws. Deferred tax assets are reduced by a valuation allowance, if based on available evidence, it is considered that it is more likely than not that some portion of or all of the deferred tax assets will not be realized. In making such determination, the Group considers factors including future reversals of existing taxable temporary differences, future profitability, and tax planning strategies. If events were to occur in the future that would allow the Group to realize more of its deferred tax assets than the presently recorded net amount, an adjustment would be made to the deferred tax assets that would increase income for the period when those events occurred. If events were to occur in the future that would require the Group to realize less of its deferred tax assets than the presently recorded net amount, an adjustment would be made to the valuation allowance against deferred tax assets that would decrease income for the period when those events occurred. Significant management judgment is required in determining income tax expense and deferred tax assets and liabilities.
The Group’s deferred tax assets are related to net operating losses and temporary book versus tax basis differences for its Chinese mainland-based subsidiaries and the VIEs that it consolidates, which are subject to income tax in the Chinese mainland.
Chinese Mainland Withholding Tax on Dividends
Dividends distributed by foreign-invested enterprises in the Chinese mainland to their immediate holding companies outside the Chinese mainland are subject to a 10% withholding tax. A lower withholding tax rate may be applied if there is a tax treaty between the Chinese mainland and the jurisdiction of the foreign holding company. A holding company in Hong Kong, for example, will be subject to
a

5
%

withholding tax rate under an arrangement between the Chinese mainland and the Hong Kong Special Administrative Region on the “Avoidance of Double Taxation and Prevention of Fiscal Evasion with Respect to Taxes on Income,” if such holding company is considered a non-Chinese
mainland resident enterprise and holds at least
25
%
of the equity interests in the Chinese mainland foreign-invested enterprise distributing the dividends, subject to approval of the local tax authority in the Chinese mainland. However, if the Hong Kong holding company is not considered to be the beneficial owner of such dividends under applicable Chinese mainland tax regulations, such dividend will remain subject to a withholding tax rate of

10
%.
Chinese Mainland Value Added Tax
All of the Sohu Group’s revenues have been subject to VAT since May 1, 2016. To record VAT payable, the Group adopted the net presentation method, which presents the difference between the output VAT (at a rate of
6
%)
and the available input VAT amount (at the rate applicable to the supplier).
Taxation on distributions from VIEs to Subsidiaries
Pursuant to the contractual agreements with the VIEs and their respective shareholders, the Sohu Group’s Chinese mainland subsidiaries charge the VIEs service fees. For income tax purposes, the Sohu Group’s Chinese mainland subsidiaries and the VIEs file income tax returns on a separate basis. The service fees paid by the VIEs are deductible by the VIEs for Chinese mainland income tax purposes and are recognized as income by the Sohu Group’s Chinese mainland subsidiaries.
U.S. Corporate Income Tax
Sohu.com Inc., which was formerly the
top-tier
publicly-traded parent company of the Sohu Group, was dissolved and liquidated on May 31, 2018. Sohu.com Inc. was a Delaware corporation that was subject to U.S. federal corporate income tax on its taxable income at a rate of 21% for taxable years beginning after December 31, 2017 and of up to 35% for prior tax years. U.S. federal tax legislation signed into law on December 22, 2017, commonly referred to as the Tax Cuts and Jobs Act (the “U.S. TCJA”), significantly modified the U.S. Internal Revenue Code by, among other things, reducing the maximum statutory U.S. federal corporate income tax rate from
35
% to
21
% for taxable years beginning after December 31, 2017; limiting and/or eliminating many business deductions; migrating the U.S. to a partial territorial tax system with a one-time
transition tax (the “Toll Charge”) on a mandatory deemed repatriation of previously deferred foreign earnings of certain foreign subsidiaries; subject to certain limitations, generally eliminating U.S. corporate income tax on dividends from foreign subsidiaries; and providing for new taxes on certain foreign earnings.

Treatment of Toll Charge Related to the U.S. TCJA
Beginnin
g in the fourth quarter of 2017, the Sohu Group had recognized a provisional amount of income tax expense for the Toll Charge of $219 million, which represented management’s estimate of the amount of the Toll Charge that would have been payable by Sohu.com Inc. based on the deemed repatriation to the United States of its share of previously deferred earnings of certain of its
non-U.S.
subsidiaries, offset by a reduction of $4 million in liability for deferred U.S. income tax, as a result of the U.S. TCJA. The Sohu Group included the provisional amount of the Toll Charge of $219 million in its interim financial statements through the quarter ended September 30, 2018, in reliance on Staff Accounting Bulletin No. 118 (“SAB 118”).
F
or the fourth quarter of 2018, the Sohu Group’s management
re-evaluated
the impact on the Sohu Group of the Toll Charge under the U.S. TCJA. Management determined that it was more likely than not, based on the technical merits, that the tax position that the Sohu Group had no Toll Charge liability would be sustained. The Group recognized a tax benefit in the amount of $77 million, which was the largest amount that management determined to be greater than 50% likely to be realized upon settlement with the U.S. Internal Revenue Service (the “IRS”). As a result, as of December 31, 2018, the Sohu Group had an unrecognized tax benefit in the amount of $142
million, which represented the difference between the tax benefit recognized in the fourth quarter of 2018 and management’s previous estimate of the Toll Charge. The estimate remained unchanged as of December 31, 2022. In addition, the Sohu Group accrued $6 million,
$5 million and $8
million, respectively, in interest on the unrecognized tax benefit for the years of 2020, 2021 and 2022.
The tax benefit recognized and the unrecognized tax benefit in relation to the Toll Charge may be subject to further adjustment in subsequent periods based on facts and circumstances that arose after December 31, 2022, such as any IRS assessments upon audit and management’s further judgment and estimates.
Uncertain Tax Positions
The Sohu Group is subject to various taxes in different jurisdictions, but primarily the Chinese mainland. Management reviews regularly the adequacy of the provisions for taxes as they relate to the Group’s income and transactions. In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step
approach for tax position measurement and financial statement recognition. For the two-step
approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon settlement.

Net Income/(Loss) per Share
Net Income/(Loss) per Share
Basic net income/(loss) per share is computed using the weighted average number of ordinary shares outstanding during the period. Diluted net income/(loss) per share is computed using the weighted average number of ordinary shares and, if dilutive, potential ordinary shares outstanding during the period. Potential ordinary shares comprise shares issuable upon the exercise or settlement of share-based awards using the treasury stock method. The dilutive effect of share-based awards with performance requirements is not considered before the performance targets are actually met. The computation of diluted net income/(loss) per share does not assume conversion, exercise, or contingent issuance of securities that would have an anti-dilutive effect (i.e. an increase in earnings per share amounts or a decrease in loss per share amounts) on net income/(loss) per share.
Additionally, for purposes of calculating the numerator of diluted net income/(loss) per share, the net income/(loss) attributable to the Sohu Group is calculated as discussed below. The adjustment will not be made if there is an anti-dilutive effect.
Changyou’s net income/(loss) attributable to Sohu
Prior
to the completion of the Changyou Merger on April 17, 2020, Changyou’s net income/(loss) attributable to Sohu was determined using the percentage that the weighted average number of Changyou shares held by Sohu represented of the weighted average number of Changyou ordinary shares and shares issuable upon the exercise or settlement of share-based awards under the treasury stock method, and not by using the percentage held by Sohu of the total economic interest in Changyou, which was used for the calculation of basic net income per share. After the completion of the Changyou Merger, Sohu holds 100% of the combined total of Changyou’s outstanding ordinary shares, so Changyou’s net income/(loss) is wholly attributable to Sohu.

As a result of the Changyou Plans’ Modification, a portion of the share options previously granted under the Changyou 2014 Share Incentive Plan that became vested after the completion of the Changyou Merger were settled by Changyou at a fixed price of $5.39 per Changyou Class A ordinary share, which equals the Changyou Merger consideration of $5.40 per Changyou Class A ordinary share minus the per-share
exercise price of $0.01 of such options. None of the remaining share options granted under the Changyou 2014 Share Incentive Plan that became vested after the completion of the Changyou Merger or that become vested in the future, and none of the share options granted under the Changyou 2019 Share Incentive Plan, will be exercisable, but can only be repurchased by Changyou at a fixed price of $5.39 per Changyou Class A ordinary share underlying such vested share options upon termination of the option holders’ employment or upon approval of the Chairman of the Sohu Board. As a result of the Changyou Plans’ Modification, share-based compensation expense is
accrued over the service period based on the fixed price of $5.39 per Changyou Class A ordinary share. No subsequent fair value re-measurement
will be made, given that the award is an obligation based on a fixed amount of $5.39 per Changyou Class A ordinary share.
In the calculation of Sohu’s diluted net income/(loss) per share, before the Sohu Board’s approval of the Changyou Plans’ Modification, a dilutive effect should be assumed. All of Changyou’s existing unvested restricted share units and share options, and vested restricted share units and share options that have not yet been settled or exercised, are treated as vested and settled by Changyou under the treasury stock method, causing the percentage of the weighted average number of shares held by Sohu in Changyou to decrease. As a result, Changyou’s net income/(loss) attributable to Sohu on a diluted basis decreased accordingly. Assuming an anti-dilutive effect, all of these Changyou restricted share units and share options are excluded from the calculation of Sohu’s diluted net income/(loss) per share. As a result, Changyou’s net income/(loss) attributable to Sohu on a diluted basis equals the number used for the calculation of Sohu’s basic net income/(loss) per share.
After the Changyou Plans’ Modification, all of Changyou’s previously granted share-based awards were reclassified as obligation-based awards. Accordingly, all of those Changyou awards are excluded from the calculation of Sohu’s diluted net income/(loss) per share. Changyou’s net income/(loss) attributable to Sohu on a diluted basis equals the number used for the calculation of Sohu’s basis net income/(loss) per share. There have been no dilutive effects resulting from Changyou’s existing unvested share options.
Sogou’s net income/(loss) attributable to Sohu (Discontinued)
Prior to the completion of the Tencent/Sohu Sogou Share Purchase on September 23, 2021, Sogou’s net income/(loss) attributable to Sohu was determined using the percentage that the weighted average number of Sogou shares held by Sohu represented of the weighted average number of Sogou ordinary shares and shares issuable upon the exercise or settlement of share-based awards under the treasury stock method, and not by using the percentage held by Sohu of the total economic interest in Sogou, which is used for the calculation of basic net income per share. Sogou’s net income/(loss) attributable to Sohu is reflected as discontinued operations in the Sohu Group’s consolidated statements of comprehensive income.
In the calculation of Sohu’s diluted net income/(loss) per share, assuming a dilutive effect, the percentage of Sohu’s shareholding in Sogou was calculated by treating unvested Sogou share options where the performance targets had been achieved, as well as vested but unexercised Sogou share options, as having been exercised during the period. The dilutive effect of share-based awards with a performance requirement was not considered before the performance targets were actually met. Assuming an anti-dilutive effect, all of these Sogou shares and share options are excluded from the calculation of Sohu’s diluted income/(loss) per share. As a result, Sogou’s net income/(loss) attributable to Sohu on a diluted basis equals the number used for the calculation of Sohu’s basic net income/(loss) per share. As a result of the completion of the Tencent/Sohu Sogou Share Purchase, Sohu no longer has any ownership interest in Sogou and Sogou is not included in Sohu’s consolidated financial statements.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
U.S. GAAP establishes a three-tier hierarchy to prioritize the inputs used in the valuation methodologies in measuring the fair value of financial instruments. This hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The three-tier fair value hierarchy is:
Level 1 - observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2 - include other inputs that are directly or indirectly observable in the marketplace.
Level 3 - unobservable inputs which are supported by little or no market activity.

The Sohu Group’s financial instruments consist primarily of cash equivalents, restricted cash, short-term investments, accounts receivable, other current assets, long-term investments, long-term time deposits, accounts payable, accrued liabilities, other short-term liabilities, and long-term other payables.

Cash Equivalents	Cash Equivalents The Sohu Group’s cash equivalents mainly consist of time deposits with original maturities of three months or less, notice deposits, and investments in money market funds.
Short-term Investments
Short-term Investments
Th
e Sohu Group’s short-term investments mainly consist of investments in financial instruments with a variable interest rate and time deposits with maturities of three months to one year. For investments in financial instruments with a variable interest rate indexed to the performance of underlying assets and time deposits, the Sohu Group elected the fair value method at the date of initial recognition and carried these investments subsequently at fair value. Changes in fair values are reflected in the consolidated statements of comprehensive income.

Accounts Receivable, Net
Accounts Receivable, Net
The carrying value of accounts receivable is reduced by an allowance for credit losses that reflects the Sohu Group’s best estimate of the amounts that will not be collected. The Group makes estimations of the collectability of accounts receivable. Many factors are considered in estimating the general allowance, including reviewing delinquent accounts receivable, performing a customer credit analysis, and analyzing historical bad debt records and current and future economic trends.
Accounts receivable represent historical balances recorded less related cash applications, less allowance for credit losses and any write-offs of any receivables not previously provided for.
Allowance for credit losses
Effective on January 1, 2020, the Sohu Group adopted Accounting Standards Update (ASU)
2016-13,
“Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASU
2016-13”)
under a modified retrospective transition. This guidance replaces the existing “incurred loss” methodology, and introduces an expected loss approach using macroeconomic forecasts, referred to as a current expected credit losses (“CECL”) methodology. Under the incurred loss methodology, credit losses are only recognized when the losses are probable of having been incurred. The CECL methodology requires that the full amount of expected credit losses for the lifetime of the financial instrument be recorded at the time it is originated or acquired, considering relevant historical experience, current conditions and reasonable and supportable macroeconomic forecasts that affect the collectability of financial assets, and adjusted for changes in expected lifetime credit losses subsequently, which may require earlier recognition of credit losses.
The Sohu Group adopted ASU
2016-13
using the modified retrospective transition approach and recognized a cumulative-effect adjustment of approximately $6.7 million to the opening balance of accumulated deficit in the consolidated financial statements, including an increase of approximately $3.4 million in the allowance for credit losses of accounts receivable, and an increase of approximately $3.3 million in the allowance for credit losses of accounts receivable and financing receivables classified as assets held for sale. Results for reporting periods beginning after January 1, 2020 are presented using the CECL methodology while comparative information continues to be reported in accordance with the incurred loss methodology in effect for prior periods.
The allowance for credit losses reflects the Sohu Group’s estimated expected losses. The Sohu Group estimates the allowance for credit losses, mainly based on past collection experience as well as consideration of current and future economic conditions and changes in the Sohu Group’s collection trends. The Sohu Group estimates the expected credit losses for accounts receivable with similar risk characteristics on a pool basis. For each pool, the Sohu Group first estimates its recovery period based on relevant historical accounts receivable collection information. Then the Sohu Group estimates the credit allowances based on the recovery period, the historical distribution of each aging bucket, and the impact of macroeconomic factors.
Accounts receivable are written off when there is no reasonable expectation of recovery. Subsequent recoveries of amounts previously written off are credited against the same line item.

Accounts receivable, net, as of December 31, 2021 and 2022 consisted of the following (in thousands):

	As of December 31,
	2021	2022
Accounts receivable, net
Accounts receivable	$94,908	$81,453
Less: Allowance for credit losses	(12,358)	(13,912)

	$82,550	$67,541
The following table presents the aging analysis of accounts receivable as of December 31, 2021 and 2022 (in thousands):

	As of December 31,
	2021	2022
Less than 179 days	$79,155	$63,744
180-359 days	7,437	4,526
360 days and greater	8,316	13,183

Total	$94,908	$81,453
The movement of allowance for credit losses for the years ended December 31, 2020, 2021 and 2022 was as follows (in thousands):

	For the year ended December 31,
	2020	2021	2022

Balance at the beginning of year	$3,956	$7,007	$12,358

Changes on initial application of ASU 2016-13 (1)	3,383	0	0
Additional allowance for credit losses, net of recoveries	2,419	6,292	3,279

Write-offs	(3,231)	(1,155)	(585)
Exchange difference	480	214	(1,140)

Balance at the end of year	$7,007	$12,358	$13,912
Note (1): The Company adopted ASU
2016-13
using the modified retrospective transition approach. The adjustments arising from the new CECL model are recognized in the opening Consolidated Balance Sheet on January 1, 2020.

Equity Investments
Equity Investments
Investments in entities are recorded as equity investments under long-term investments. For investments in common stock or in-substance
common stock of entities over which the Group can exercise significant influence but does not own a majority equity interest or control, the equity method is applied, and the Group adjusts the carrying amount of an investment and recognizes investment income or loss for the Group’s share of the earnings or loss of the investee after the date of investment. For those equity investments accounted for other than under the equity method, the fair value method is applied. However, for equity investments that do not have readily determinable fair values, the Group chooses to account for them at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. If this measurement alternative is elected, changes in the carrying value of the equity investments will be required to be made whenever there are observable price changes in transactions for identical or similar investments of the same issuer. The implementation guidance notes that an entity should make a “reasonable effort” to identify price changes that are known or that can reasonably be known.
The Group assesses investments for impairment by considering factors including, but not limited to, current economic and market conditions, operating performance of the companies, including current earnings trends and undiscounted cash flows, and other company-specific information, such as recent financing rounds. The fair value determination, particularly for investments in privately-held companies whose revenue model is still unclear, requires significant judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investments. If the assessment indicates that an impairment exists, the Group estimates the fair value of the investment and writes down the asset to its fair value, taking the corresponding charge to the consolidated statements of comprehensive income/(loss).

Long-term Time Deposits
Long-term
Time Deposits
The Sohu Group electe
d the fair value method at the date of initial recognition of time deposits with maturities over one year and carried these investments subsequently at fair value. Changes in fair values are reflected in the consolidated statements of comprehensive income.

Long-Lived Assets
Long-Lived Assets
Long-lived assets include fixed assets and intangible assets.
Fixed Assets
Fixed
assets mainly comprise office buildings, leasehold
and
 building improvements, vehicles, office
furniture,
and computer equipment and hardware. Fixed assets are recorded at cost less accumulated depreciation with no residual value. Depreciation is computed using the straight-line method over the estimated useful lives of the assets.

Fixed Assets	Estimated Useful Lives (years)
Office buildings	36-47
Leasehold and building improvements	Lesser of term of the lease or the estimated useful lives of the assets
Vehicles	4
Office furniture	5
Computer equipment and hardware	4-5
Expenditure for maintenance and repairs is expensed as incurred.
The gain or loss on the disposal of fixed assets is the difference between the net sale proceeds and the carrying value of the relevant assets and is recognized in operating expenses in the consolidated statements of comprehensive income.
Intangible Assets
Intang
ible assets mainly comprise purchased video content, operating rights for licensed games, domain names and trademarks, computer software, and developed technologies.
 Intangible assets are recorded at cost less accumulated amortization with no residual value. Amortization of intangible assets other than purchased video content is computed using the straight-line method over their estimated useful lives. Amortization of purchased video content is computed based on the trend in viewership accumulation over the shorter of the applicable license period or two years.

The estimated useful lives of the Group’s intangible assets are listed below:

Intangible Assets	Estimated Useful Lives (years)
Purchased video content	1 month to 2 years
Computer software	1-5
Developed technologies	3-10
Domain names and trademarks	4-30
Operating rights for licensed games	over the contract terms
Sohu Video enters into nonmonetary transactions to exchange online broadcasting rights for purchased video content with other online video broadcasting companies. Under ASC 845, the cost of a nonmonetary asset acquired in exchange for another nonmonetary asset is the fair value of the asset surrendered to obtain the acquired nonmonetary asset, and a gain or loss should be recognized on the exchange. The fair value of the asset received should be used to measure the cost if the fair value of the asset received is more reliable than the fair value of the asset surrendered. The Sohu Group records these nonmonetary exchanges at the fair values of the online broadcasting rights for purchased video content and recognize any net gain or loss from such exchange transactions.

Impairment of Long-lived Assets Other Than Purchased Video Content
In accordance with ASC
360-10-35,
the Sohu Group reviews the carrying values of long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. The evaluation is performed at the lowest level of identifiable cash flows independent of other assets. Recoverability of these assets is measured by a comparison of the carrying amounts to the future undiscounted cash flows the assets are expected to generate. If such review indicates that the carrying amount of the long-lived assets is not recoverable, the carrying amount of such assets is reduced to fair value. The estimation of future cash flows requires significant management judgment based on the Group’s historical results and anticipated results and is subject to many factors. The discount rate that is commensurate with the risk inherent in the Group’s business model is determined by its management.
Impairment of Purchased Video Content
Purchased video content is stated at the lower of cost less accumulated amortization, or fair value.
In accordance with ASC
920-350-35,
if management’s expectations of the programming usefulness of a program, series, package, or program segment are revised downward, it may be necessary to write off to the income statement the amount by which the unamortized capitalized costs exceed fair value. A write-off from unamortized cost to fair value establishes a new cost basis. Accordingly, the Group measures the video content’s impairment loss by comparing the content’s carrying value to its fair value. An impairment loss will be recorded if the carrying value of video content is higher than its fair value. The impairment to be recognized is measured by the amount by which the carrying value of video content exceeds its fair value.

Lease
Lease
Under ASU
2016-02,
Leases (Topic 842), the Sohu Group determines if an arrangement is or contains a lease at inception.
Right-of-use
assets and lease liabilities are recognized at the lease commencement date based on the present value of remaining lease payments over the lease terms. Certain lease agreements may contain an option to renew a lease for a term agreed to by the Sohu Group and the lessor, or an option to terminate a lease earlier than the expiration date. The Sohu Group considers these options in determining the lease term on a lease-by-lease
basis. The Sohu Group only considers payments that are fixed and determinable at the time of lease commencement. In accordance with ASC 842-20-25, the Sohu Group also elected to keep leases with an initial term of 12 months or less off the balance sheet.

Goodwill
Goodwill
Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired in a business combination. If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, the Group reports in its financial statements provisional amounts for the items for which the accounting is incomplete. If a measurement period adjustment is identified, the Group recognizes the adjustment as part of the acquisition accounting. The Sohu Group increases or decreases the provisional amounts of identifiable assets or liabilities by means of increases or decreases in goodwill for measurement period adjustments.
In accordance with ASC 350, the Group does not amortize goodwill, but tests it for impairment. The Group tests goodwill for impairment at the reporting unit level on an annual basis as of October 1, and between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. The Group adopted ASU
No. 2017-04,
Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment, and in accordance with the FASB, pursuant to which the Group has the option to choose whether it will apply a qualitative assessment first and then a quantitative assessment, if necessary, or to apply a quantitative assessment directly. For reporting units applying a qualitative assessment first, the Group starts the goodwill impairment test by assessing qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of the reporting unit with its carrying value, including goodwill. If the carrying value of each reporting unit, including goodwill, exceeds its fair value, an impairment loss is recognized in an amount equal to that excess, but limited to the total amount of goodwill allocated to that reporting unit. For the reporting unit under the Sohu segment, management determined that a quantitative assessment was most appropriate. For the reporting unit under the Changyou segment, management performed a qualitative assessment to determine whether it was more likely than not that the fair value of the reporting unit was less than its carrying amount.

Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The Group estimates fair value using the income approach and the market approach. The fair value determined using the income approach is compared with comparable market data and reconciled, as necessary. The judgment in estimating the fair value of reporting units includes revenue growth rates and profitability in estimating future cash flows; determining appropriate discount rates and earnings multipliers based on market data of comparable companies engaged in a similar business under the market approach; and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit.

Treasury Stock
Treasury Stock
Treasury stock consists of the Company’s ordinary shares, including ordinary shares represented by ADSs, repurchased by the Company or that it is obligated to repurchase as of the reporting date. Ordinary shares included in treasury stock are no longer deemed to be outstanding. Treasury stock is accounted for under the cost method.

Comprehensive Income
Comprehensive Income
Comprehensive income is defined as the change in equity of a company during a period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Accumulated other comprehensive income, as presented on the Sohu Group’s consolidated balance sheets, consists of the Sohu Group’s cumulative foreign currency translation adjustment.

Functional Currency and Foreign Currency Translation
Functional Currency and Foreign Currency Translation
An entity’s functional currency is the currency of the primary economic environment in which it operates, normally that is the currency of the environment in which the entity primarily generates and expends cash. Management’s judgment is essential to determine the functional currency by assessing various indicators, such as cash flows, sales price and market, expenses, financing and intra-Group transactions and arrangements. The functional currency of Sohu.com Limited, and its predecessor Sohu.com Inc., is the U.S. dollar. The functional currency of the Sohu Group’s subsidiaries in the U.S., the Cayman Islands, the British Virgin Islands and Hong Kong is the U.S. dollar. The functional currencies of the Sohu Group’s subsidiaries in other countries and regions are the currencies of those counties and regions, rather than the U.S. dollar. The functional currency of the subsidiaries and the VIEs that the Sohu Group consolidates in the Chinese mainland is the RMB.
Foreign currency transactions denominated in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are re-measured
at the applicable rates of exchange in effect at that date. Nonmonetary assets and liabilities denominated in foreign currencies are measured using historical exchange rates. Gains and losses resulting from foreign currency re-measurement
are included in the consolidated statements of comprehensive income.
For foreign currency translations, financial statements of entities with a functional currency other than the U.S. dollar are translated into U.S. dollars, which is the reporting currency. Assets and liabilities are translated at the current exchange rate in effect at the balance sheet date, and revenues and expenses are translated at the average of the exchange rates in effect during the reporting period. Shareholders’ equity accounts are translated using the historical exchange rates at the date the entry to shareholders’ equity was recorded, except for the change in retained earnings during the year, which is translated using the historical exchange rates used to translate each period’s income statement. Differences resulting from translating a foreign currency to the reporting currency are recorded in accumulated other comprehensive income in the consolidated balance sheets.

Impact of Recently Issued Accounting Pronouncements
Impact of Recently Issued Accounting Pronouncements
The accounting standards that the Sohu Group adopted beginning January 1, 2022 did not have a significant impact on the Sohu Group’s consolidated financial statements.